UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-07897

MUNDER SERIES TRUST II

(Exact name of registrant as specified in charter)
480 PIERCE STREET
BIRMINGHAM, MICHIGAN 48009

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

STEPHEN SHENKENBERG 480 PIERCE STREET BIRMINGHAM, MICHIGAN 48009	JANE KANTER DECHERT LLP 1775 I STREET, N.W. WASHINGTON, D.C. 20006
Registrant’s telephone number, including area code: (248) 647-9200
Date of fiscal year end: June 30
Date of reporting period: March 31, 2011

Item 1. Schedule of Investments.

Munder Healthcare Fund (a)

Portfolio of Investments, March 31, 2011 (Unaudited) (b)

Shares		Value(c),(d),(e)

COMMON STOCKS — 96.0%
Health Care — 96.0%
Biotechnology — 14.8%
2,290	Alexion Pharmaceuticals Inc †	$225,977
24,585	Amgen Inc †	1,314,068
11,885	Biogen Idec Inc †	872,240
23,090	Celgene Corp †	1,328,368
3,765	Cephalon Inc †	285,312
5,670	Dendreon Corp †	212,228
39,380	Gilead Sciences Inc †	1,671,287
3,810	Human Genome Sciences Inc †	104,585
1,860	United Therapeutics Corp †	124,657
8,505	Vertex Pharmaceuticals Inc †	407,645

		6,546,367

Health Care Distributors — 4.2%
11,335	AmerisourceBergen Corp	448,413
11,350	Cardinal Health Inc	466,825
11,575	McKesson Corp	915,004

		1,830,242

Health Care Equipment — 18.8%
22,925	Baxter International Inc	1,232,677
7,805	Becton Dickinson and Co	621,434
56,305	Boston Scientific Corp †	404,833
3,780	CR Bard Inc	375,392
1,445	Edwards Lifesciences Corp †	125,715
8,125	Hill-Rom Holdings Inc	308,588
3,315	IDEXX Laboratories Inc †	255,984
1,005	Intuitive Surgical Inc †	335,127
6,460	Kinetic Concepts Inc †	351,553
37,135	Medtronic Inc	1,461,262
6,610	ResMed Inc †	198,300
3,295	Sirona Dental Systems Inc †	165,277
16,465	St Jude Medical Inc	843,996
15,335	Stryker Corp	932,368
4,915	Varian Medical Systems Inc †	332,451
5,685	Zimmer Holdings Inc †	344,113

		8,289,070

Health Care Facilities — 1.8%
51,205	Health Management Associates Inc, Class A †	558,134
4,865	Universal Health Services Inc, Class B	240,380

		798,514

Health Care Services — 7.5%
6,010	Catalyst Health Solutions Inc †	336,139
18,020	Express Scripts Inc †	1,002,092
1,250	HMS Holdings Corp †	102,313
5,015	Laboratory Corp of America Holdings †	462,032
22,215	Medco Health Solutions Inc †	1,247,595
2,810	Quest Diagnostics Inc/DE	162,193

		3,312,364

Health Care Supplies — 0.8%
5,355	Cooper Cos Inc/The	371,905

Health Care Technology — 0.8%
3,135	Cerner Corp †	348,612

Life Sciences Tools & Services — 6.2%
13,765	Bruker Corp †	287,000
3,470	Illumina Inc †	243,143
6,065	Life Technologies Corp †	317,928
2,430	Mettler-Toledo International Inc †	417,960
17,195	Thermo Fisher Scientific Inc †	955,182
5,980	Waters Corp †	519,662

		2,740,875

Managed Health Care — 9.9%
11,915	Aetna Inc	445,978
10,360	CIGNA Corp	458,741
8,925	Humana Inc †	624,215
39,847	UnitedHealth Group Inc	1,801,084
15,070	WellPoint Inc	1,051,735

		4,381,753

Pharmaceuticals — 31.2%
43,420	Abbott Laboratories	2,129,751
10,705	Allergan Inc/United States	760,269
59,020	Bristol-Myers Squibb Co	1,559,899
31,840	Eli Lilly & Co	1,119,813
4,565	Endo Pharmaceuticals Holdings Inc †	174,200
7,220	Forest Laboratories Inc †	233,206
6,210	Hospira Inc †	342,792
25,750	Johnson & Johnson	1,525,687
61,326	Merck & Co Inc	2,024,371
5,930	Perrigo Co	471,554
129,452	Pfizer Inc	2,629,170
2,635	Salix Pharmaceuticals Ltd †	92,304
4,670	Teva Pharmaceutical Industries Ltd, ADR	234,294
7,980	Watson Pharmaceuticals Inc †	446,960

		13,744,270

TOTAL COMMON STOCKS
(Cost $34,200,502)		42,363,972

INVESTMENT COMPANY — 4.5%
(Cost $1,987,355)
1,987,355	State Street Institutional Liquid Reserves Fund	1,987,355

TOTAL INVESTMENTS
(Cost $36,187,857)(f)	100.5%	44,351,327
OTHER ASSETS AND LIABILITIES (Net)	(0.5)	(225,261)

NET ASSETS	100.0%	$44,126,066

†	Non-income producing security.

(a)	Subsequent Events: On April 8, 2011, the Fund was reorganized with and into the Munder Growth Opportunities Fund, a series of Munder Series Trust. Management has reviewed subsequent events through the date this report was issued, and determined that no other events have occurred that require disclosure.

(b)	The Fund primarily invests in equity securities of U.S. and, to a lesser extent, foreign health care-related companies. By concentrating its investments, the Fund is subject to higher market risk and price volatility than funds with more broadly diversified investments. The value of stocks of health care and health care-related companies is particularly vulnerable to rapid changes in technology product cycles, government regulations and cost containment measures. In addition, the Fund is particularly susceptible to the impact of market, economic, political, regulatory and other factors affecting the health care sector. As of March 31, 2011, more than 25% of the Fund’s assets were invested in issuers in the pharmaceuticals industry. When the Fund concentrates its investments in an industry or group of industries, adverse market conditions within those industries may have a more significant impact on the Fund than they would on a fund that does not concentrate its investments.

(c)	Fair Value Measurements: Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2011:

Investments in
Valuation Inputs	Securities

Level 1 — Quoted Prices	$44,351,327
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total	$44,351,327

Securities or other financial instruments that transfer between levels during the fiscal year are treated as though the transfer occurred at the beginning of the period.

(d)	As of March 31, 2011, the values of the securities of the Fund were determined based on Level 1 inputs established by ASC Topic 820 (see note (c) above).

(e)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Investment securities denominated in foreign currencies, if any, are translated into U.S. dollars. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities other than depositary receipts may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current fair market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(f)	At March 31, 2011, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $8,618,654, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $455,184 and net appreciation for financial reporting purposes was $8,163,470. At March 31, 2011, aggregate cost for financial reporting purposes was $36,187,857.

ABBREVIATION:
ADR	— American Depositary Receipt

Item 2. Controls and Procedures.
(a) Within 90 days of the filing date of this Form N-Q, James V. FitzGerald, the registrant’s President and Principal Executive Officer, and Peter K. Hoglund, the registrant’s Vice President and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures as defined in Rule 30a-3(c) of the Investment Company Act of 1940 (the “Procedures”) and evaluated their effectiveness. Based on their review, Mr. FitzGerald and Mr. Hoglund determined that the Procedures adequately ensure that information required to be disclosed by the registrant in reports on Form N-Q filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MUNDER SERIES TRUST II
By:	/s/ James V. FitzGerald
James V. FitzGerald
President and Principal Executive Officer

Date: May 25, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James V. FitzGerald
James V. FitzGerald
President and Principal Executive Officer

Date: May 25, 2011

By:	/s/ Peter K. Hoglund
Peter K. Hoglund
Vice President and Principal Financial Officer

Date: May 25, 2011